Derivatives and Hedge Accounting Activities (Schedule of Offsetting Assets) (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	$ 287	$ 303
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		83	99
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		204	204
Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[2]	67	155
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		6	4
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		61	151
Commodity | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	175	174
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		12	9
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		163	165
Commodity | Exchange
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	68	80
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		68	80
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Commodity | Virginia Electric and Power Company | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[2]	64	155
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		6	4
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		58	151
Commodity | Dominion Energy Gas Holdings, LLC | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		3
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		3
Interest rate | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	18	17
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		1	8
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		17	9
Interest rate | Virginia Electric and Power Company | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[2]	3
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		3
Interest rate | Dominion Energy Gas Holdings, LLC | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		2	1
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		0	0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		2	1
Foreign currency | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	26	32
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		2	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		24	30
Foreign currency | Dominion Energy Gas Holdings, LLC | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		26	32
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		2	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		$ 24	$ 30

[1]	Excludes $7 million and $4 million of derivative assets at December 31, 2018 and 2017, respectively, which are not subject to master netting or similar arrangements.
[2]	Excludes $26 million and $11 million of derivative assets at December 31, 2018 and 2017, respectively, which are not subject to master netting or similar arrangements.